Description of Business and Basis of Presentation - Summary of Major Classes of Line Items Constituting the Balance Sheet on Discontinued Operations (Details) - Discontinued Operations [Member] - USD ($)
$ in Thousands
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Co-packing business, Saavy Naturals, ProVault and Soul Spring Body Care Brands [Member]
Assets
Accounts receivable and other receivables	$ 0	$ 0	$ 66
Inventories, net - current	0	0	250
Prepaid expenses and other current assets		0	14
Property and equipment, net	0	0	24
Inventories, net - noncurrent	0	0	0
Total assets	0	0	354
Liabilities
Accounts payable and accrued expenses	0	0	26
Total liabilities	0	0	26
GoodWheat [Member]
Assets
Accounts receivable and other receivables	70	8	0
Inventories, net - current	0	1,121	1,090
Prepaid expenses and other current assets		0	0
Property and equipment, net	0	314	502
Inventories, net - noncurrent	0	3,158	495
Total assets	70	4,601	2,087
Liabilities
Accounts payable and accrued expenses	0	500	474
Total liabilities	$ 0	$ 500	$ 474